Fair Value Measurements	12 Months Ended
Dec. 31, 2021
Fair Value Disclosures [Abstract]
Fair Value Measurements
18. FAIR VALUE MEASUREMENTS
As of December 31, 2020 and 2021, information about inputs into the fair value measurement of the Group’s assets that are measured or disclosed at fair value on a recurring basis in periods subsequent to their initial recognition is as follows:

		Fair value measurement at reporting date using
Description	Fair value	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
	RMB	RMB	RMB	RMB
As of December 31, 2020:
Short-term investments	536,401	—	536,401	—

As of December 31, 2021:
Short-term investments	884,996	—	884,996	—

When available, the Group uses quoted market prices to determine the fair value of an asset or liability. If quoted market prices are not available, the Group will measure fair value using valuation techniques that use, when possible, current market-based or independently sourced market parameters, such as interest rates and currency rates. For short-term investments, which consists of wealth management products, the Group refers to the quoted rate of return provided by financial institutions at the end of each period using the discounted cash flow method. The Group classifies the valuation techniques as Level 2 of fair value measurement.